Fair Value Measurements (Details) - Schedule of change in the fair value of the preferred share warrants liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of change in the fair value of the preferred share warrants liability [Abstract]
Beginning of year	$ 12,241	$ 22,926
Issuance of warrants		680
Change in fair value	11,373	(11,365)
Reclassification of Warrants into equity	(23,614)
End of period		$ 12,241